Nuveen Missouri Quality Municipal Income
Fund
Portfolio of Investments February 29, 2024
(Unaudited)
NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 163.9% (100.0% of Total Investments)
X 45,574,099
MUNICIPAL BONDS - 163.9%  (100.0% of Total Investments) X 45,574,099
Consumer Staples - 4.2% (2.6% of Total Investments)
$ 1,055 Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds,
Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call $ 1,170,272
Total Consumer Staples 1,170,272
Education and Civic Organizations - 11.6% (7.1% of Total Investments)
300 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 299,451
410 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences, Series
2013A, 5.000%, 6/01/33
3/24 at 100.00 410,402
600 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%,
10/01/33
4/24 at 100.00 600,098
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 997,469
500 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A, 5.000%, 10/01/46
4/29 at 100.00 528,982
115 Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster
University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 96,554
210 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2019A, 4.000%, 10/01/39 - AGM Insured
10/29 at 100.00 211,299
100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
4/24 at 100.00 87,334
Total Education and Civic Organizations 3,231,589
Health Care - 33.8% (20.6% of Total Investments)
300 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/30
8/26 at 100.00 270,242
210 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 211,542
400 Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36
3/27 at 100.00 417,042
300 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017, 5.000%,
10/01/42
10/27 at 100.00 305,472
315 Joplin Industrial Development Authority, Missouri, Health Facilities Revenue
Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
4/24 at 100.00 315,184
250 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 245,223
750 (c) Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D,
4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB)
1/28 at 100.00 705,443
1,730 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
4/24 at 100.00 1,730,857
500 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/33
11/25 at 100.00 507,407
390 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
4/24 at 100.00 382,349
550 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48
11/24 at 100.00 546,739
650 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/42
11/27 at 100.00 673,513
1,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2023, 5.500%, 12/01/48
12/33 at 100.00 1,124,249
1,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 933,108

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 $ 335,722
125 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 106,612
600 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement
Series 2016, 5.000%, 11/15/46
11/25 at 100.00 595,147
Total Health Care 9,405,851
Housing/Single Family - 0.2% (0.1% of Total Investments)
40 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2,
3.800%, 11/01/37
11/26 at 100.00 39,361
Total Housing/Single Family 39,361
Long-Term Care - 9.1% (5.6% of Total Investments)
100 Kirkwood Industrial Development Authority, Missouri, Retirement Community
Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 86,704
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44
4/24 at 100.00 483,453
Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran
Senior Services Projects, Series 2016A:
400 5.000%, 2/01/36 2/26 at 100.00 401,280
500 5.000%, 2/01/46 2/26 at 100.00 480,045
100 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48
2/29 at 100.00 81,207
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2012:
250 5.000%, 9/01/32 4/24 at 100.00 250,028
250 5.000%, 9/01/42 4/24 at 100.00 239,239
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
4/24 at 100.00 430,198
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 88,996
Total Long-Term Care 2,541,150
Tax Obligation/General - 30.2% (18.4% of Total Investments)
Clay County Public School District 53, Liberty, Missouri, General Obligation
Bonds, Series 2018:
1,000 4.000%, 3/01/34 3/26 at 100.00 1,011,729
335 4.000%, 3/01/36 3/26 at 100.00 338,144
340 Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36
3/27 at 100.00 346,747
350 Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/39
3/27 at 100.00 352,819
500 Fort Zumwalt School District, Callaway County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/32
4/24 at 100.00 500,170
200 Fort Zumwalt School District, Callaway County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36
3/27 at 100.00 211,083
500 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 567,467
225 Jefferson County School District R-1 Northwest, Missouri, General Obligation
Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 243,506
1,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 1,029,366
300 Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement
Series 2018A, 4.000%, 2/01/35
2/28 at 100.00 309,000
1,250 Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2022, 5.000%, 3/01/42
3/31 at 100.00 1,370,942
1,000 Saint Louis County Pattonville School District R3, Missouri, General Obligation
Bonds, Series 2023, 5.250%, 3/01/43
3/31 at 100.00 1,109,261

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series
2019, 4.000%, 3/01/39
3/27 at 100.00 $ 1,008,054
Total Tax Obligation/General 8,398,288
Tax Obligation/Limited - 38.4% (23.4% of Total Investments)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series
2019:
1,500 4.000%, 10/01/36 10/29 at 100.00 1,542,674
1,160 4.000%, 10/01/48 10/29 at 100.00 1,130,065
155 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm
Project, Special Districts Refunding & Improvement Series 2015A, 4.750%,
6/01/30
6/24 at 100.00 154,984
145 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library Project,
Series 2018, 4.000%, 3/01/35
3/26 at 100.00 146,212
250 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 250,901
296 (d) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
4/24 at 100.00 85,785
Howard Bend Levee District, St. Louis County, Missouri, Levee District
Improvement Bonds, Series 2013B:
250 4.875%, 3/01/33 4/24 at 100.00 248,027
200 5.000%, 3/01/38 4/24 at 100.00 192,211
300 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
4/24 at 100.00 300,439
75 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call 73,621
500 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 502,131
325 Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment
District, Series 2014C, 5.000%, 9/01/33
4/24 at 100.00 325,219
Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project
Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series
2018B:
100 5.000%, 2/01/40, 144A 2/28 at 100.00 96,568
100 5.000%, 2/01/50, 144A 2/28 at 100.00 94,258
250 Marshall School District, Missouri, Certificates of Participation, Series 2023,
5.000%, 3/01/49 - BAM Insured
3/33 at 100.00 266,998
245 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%,
6/01/34
4/24 at 100.00 245,104
155 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 4/01/45
4/31 at 100.00 161,657
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
350 0.000%, 7/01/46 7/28 at 41.38 113,948
97 0.000%, 7/01/51 7/28 at 30.01 23,434
500 4.750%, 7/01/53 7/28 at 100.00 500,286
117 5.000%, 7/01/58 7/28 at 100.00 117,877
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
252 4.329%, 7/01/40 7/28 at 100.00 250,848
200 4.329%, 7/01/40 7/28 at 100.00 199,086
50 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 41,413
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement District
Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 227,493

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 500 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%, 6/01/46
6/30 at 100.00 $ 508,913
1,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series 2020,
5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 1,046,627
600 Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements
Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 602,734
125 Taney County Industrial Development Authority, Missouri, Sales Tax Revenue
Improvement Bonds, Big Cedar Infrastructure Project Series 2023, 6.000%,
10/01/49, 144A
10/30 at 100.00 125,497
450 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 345,411
205 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 207,078
195 Universal City Industrial Development Authority, Missouri, Revenue Bonds,
Tax Increment and Special District Markets at Olive Project Series 2023A,
5.500%, 6/15/42
6/33 at 100.00 197,665
320 Wentzville, Missouri, Certificates of Participation, Series 2023, 5.000%,
3/01/37
3/33 at 100.00 362,931
Total Tax Obligation/Limited 10,688,095
Transportation - 13.8% (8.4% of Total Investments)
450 Kansas City Industrial Development Authority, Missouri, Airport Special
Obligation Bonds, Kansas City International Airport Terminal Modernization
Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 461,438
2,000 Kansas City Industrial Development Authority, Missouri, Airport Special
Obligation Bonds, Kansas City International Airport Terminal Modernization
Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 2,046,968
1,265 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International
Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,313,536
Total Transportation 3,821,942
Utilities - 22.6% (13.8% of Total Investments)
150 Franklin County Public Water Supply District 3, Missouri, Certificates of
Participation, Series 2017, 4.000%, 12/01/37
12/24 at 100.00 150,837
500 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement
Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 496,259
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B:
500 5.000%, 5/01/47 5/32 at 100.00 549,986
500 5.250%, 5/01/52 5/32 at 100.00 555,446
500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 578,367
500 Missouri Environmental Improvement and Energy Resources Authority, Water
Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%,
1/01/40
1/25 at 100.00 505,847
500 Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/33
1/25 at 100.00 504,383
500 Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35
1/26 at 100.00 504,803
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 515,234
500 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 537,252
585 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Refudning Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 600,179
550 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 551,417

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 260 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 $ 227,541
Total Utilities 6,277,551
Total Municipal Bonds
(cost $45,578,442) 45,574,099
Total Long-Term Investments
(cost $45,578,442) 45,574,099
Floating Rate Obligations - (2.2)%   (600,000)
MFP Shares, Net - (64.0)% (e) (17,809,471)
Other Assets & Liabilities, Net - 2.3% 647,604
Net Assets Applicable to Common Shares - 100% $ 27,812,232
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 45,574,099 $ – $ 45,574,099
Total
$ – $ 45,574,099 $ – $ 45,574,099
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) MFP Shares, Net as a percentage of Total Investments is 39.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.